Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 17, 2025 USD ($) $ / shares	Feb. 13, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock option awards are granted by the Compensation Committee to the NEOs each year in mid-February, which is a date that is normally set two years in advance. The Compensation Committee believes granting stock options in this way is appropriate because the Company typically releases year-end earnings in late January, so all relevant information should be available to the market on the grant date. Stock option awards may also be made to new executive officers upon hire or promotion, generally coincident with the date of hire or promotion or the Compensation Committee meeting next following the date of hire or promotion. The Compensation Committee does not seek to time stock option grants to take advantage of material non-public information (“MNPI”), either positive or negative, about the Company which has not been publicly disseminated. The Company has not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation. The exercise price of options granted is equal to the closing market price of NextEra Energy’s common stock on the effective date of the grant.
The following table provides information regarding stock options granted to our NEOs in 2025 within four business days before the filing of a periodic report or current report disclosing MNPI or within one business day after the filing of such information.
NAME	GRANT DATE	NUMBER OF SECURITIES UNDERLYING THE AWARD	EXERCISE PRICE OF THE AWARD ($/SHARE)	GRANT DATE FAIR VALUE OF THE AWARD
PERCENTAGE CHANGE IN THE
CLOSING MARKET PRICE OF
THE SECURITIES UNDERLYING
THE AWARD BETWEEN THE
TRADING DAY ENDING
IMMEDIATELY PRIOR TO THE
DISCLOSURE OF MNPI AND
THE TRADING DAY BEGINNING
IMMEDIATELY FOLLOWING THE
DISCLOSURE OF MNPI

John W. Ketchum	2/13/2025	209,318	68.60	3,100,000	-0.1%
Michael H. Dunne	2/13/2025	24,848	68.60	367,999	-0.1%
Brian W. Bolster	2/13/2025	49,588	68.60	734,398	-0.1%
	3/17/2025	15,190	72.11	235,597	-3.9%
Armando Pimentel, Jr.	2/13/2025	89,939	68.60	1,331,997	-0.1%
Charles E. Sieving	2/13/2025	38,143	68.60	564,898	-0.1%
Terrell Kirk Crews II	2/13/2025	28,298	68.60	419,093	-0.1%
Rebecca J. Kujawa	2/13/2025	95,503	68.60	1,414,399	-0.1%

Award Timing Method
Stock option awards are granted by the Compensation Committee to the NEOs each year in mid-February, which is a date that is normally set two years in advance. The Compensation Committee believes granting stock options in this way is appropriate because the Company typically releases year-end earnings in late January, so all relevant information should be available to the market on the grant date. Stock option awards may also be made to new executive officers upon hire or promotion, generally coincident with the date of hire or promotion or the Compensation Committee meeting next following the date of hire or promotion. The Compensation Committee does not seek to time stock option grants to take advantage of material non-public information (“MNPI”), either positive or negative, about the Company which has not been publicly disseminated. The Company has not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation. The exercise price of options granted is equal to the closing market price of NextEra Energy’s common stock on the effective date of the grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not seek to time stock option grants to take advantage of material non-public information (“MNPI”), either positive or negative, about the Company which has not been publicly disseminated. The Company has not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
NAME	GRANT DATE	NUMBER OF SECURITIES UNDERLYING THE AWARD	EXERCISE PRICE OF THE AWARD ($/SHARE)	GRANT DATE FAIR VALUE OF THE AWARD
PERCENTAGE CHANGE IN THE
CLOSING MARKET PRICE OF
THE SECURITIES UNDERLYING
THE AWARD BETWEEN THE
TRADING DAY ENDING
IMMEDIATELY PRIOR TO THE
DISCLOSURE OF MNPI AND
THE TRADING DAY BEGINNING
IMMEDIATELY FOLLOWING THE
DISCLOSURE OF MNPI

John W. Ketchum	2/13/2025	209,318	68.60	3,100,000	-0.1%
Michael H. Dunne	2/13/2025	24,848	68.60	367,999	-0.1%
Brian W. Bolster	2/13/2025	49,588	68.60	734,398	-0.1%
	3/17/2025	15,190	72.11	235,597	-3.9%
Armando Pimentel, Jr.	2/13/2025	89,939	68.60	1,331,997	-0.1%
Charles E. Sieving	2/13/2025	38,143	68.60	564,898	-0.1%
Terrell Kirk Crews II	2/13/2025	28,298	68.60	419,093	-0.1%
Rebecca J. Kujawa	2/13/2025	95,503	68.60	1,414,399	-0.1%

John W. Ketchum [Member]
Awards Close in Time to MNPI Disclosures
Name			John W. Ketchum
Underlying Securities			209,318
Exercise Price | $ / shares			$ 68.6
Fair Value as of Grant Date | $			$ 3,100,000
Underlying Security Market Price Change			(0.01)
Michael H. Dunne [Member]
Awards Close in Time to MNPI Disclosures
Name			Michael H. Dunne
Underlying Securities			24,848
Exercise Price | $ / shares			$ 68.6
Fair Value as of Grant Date | $			$ 367,999
Underlying Security Market Price Change			(0.01)
Brian W. Bolster [Member]
Awards Close in Time to MNPI Disclosures
Name		Brian W. Bolster	Brian W. Bolster
Underlying Securities		15,190	49,588
Exercise Price | $ / shares		$ 72.11	$ 68.6
Fair Value as of Grant Date | $		$ 235,597	$ 734,398
Underlying Security Market Price Change		(0.39)	(0.01)
Armando Pimentel, Jr. [Member]
Awards Close in Time to MNPI Disclosures
Name			Armando Pimentel, Jr.
Underlying Securities			89,939
Exercise Price | $ / shares			$ 68.6
Fair Value as of Grant Date | $			$ 1,331,997
Underlying Security Market Price Change			(0.01)
Charles E. Sieving [Member]
Awards Close in Time to MNPI Disclosures
Name			Charles E. Sieving
Underlying Securities			38,143
Exercise Price | $ / shares			$ 68.6
Fair Value as of Grant Date | $			$ 564,898
Underlying Security Market Price Change			(0.01)
Terrell Kirk Crews II [Member]
Awards Close in Time to MNPI Disclosures
Name			Terrell Kirk Crews II
Underlying Securities			28,298
Exercise Price | $ / shares			$ 68.6
Fair Value as of Grant Date | $			$ 419,093
Underlying Security Market Price Change			(0.01)
Rebecca J. Kujawa [Member]
Awards Close in Time to MNPI Disclosures
Name			Rebecca J. Kujawa
Underlying Securities			95,503
Exercise Price | $ / shares			$ 68.6
Fair Value as of Grant Date | $			$ 1,414,399
Underlying Security Market Price Change			(0.01)